Segment and Geographic Information Revenues from External Customers and Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 31,068		$ 31,978		$ 27,195	$ 26,579	$ 25,842		$ 24,966		$ 20,948	$ 22,379	$ 22,625	$ 111,594		$ 90,918		$ 77,975
Long-Lived Assets	13,071		12,695						12,296					12,695		12,296
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	23,162						18,587							82,307		64,801		52,062
Long-Lived Assets	7,599		7,446						6,020					7,446		6,020
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,934						2,933							11,233		9,388		9,128
Long-Lived Assets	4,015		3,615						4,700					3,615		4,700
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,972	[1]					4,322	[1]						18,054	[1]	16,729	[1]	16,785	[1]
Long-Lived Assets	$ 1,457	[1]	$ 1,634	[1]					$ 1,576	[1]				$ 1,634	[1]	$ 1,576	[1]

[1]	No additional locations are individually significant.